Outlook Funds Trust
Three Canal Plaza, Suite 600
Portland, Maine 04101

April 9, 2014

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Outlook Funds Trust (the "Trust" or "Registrant") File Nos. 333-192063/811-22909 Post-Effective Amendment ("PEA") No. 6

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, transmitted herewith on behalf of the Registrant, is PEA No. 6 to the Registrant's currently effective Registration Statement on Form N-1A related to the 3D Printing and Technology Fund (the "Fund"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) respond to the recent comments of the staff of the Securities and Exchange Commission to Post-Effective Amendment No. 1 to the Trust's Registration Statement and (2) make certain updates to the Trust's Registration Statement in connection with the issuance of an Investor Class of shares to Registrant's separate series, the 3D Printing and Technology Fund.

If you have any questions or comments concerning the foregoing, please contact me directly at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zac Tackett
Zachary R. Tackett, Esq.

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